Auditor's Remuneration - Additional Information (Detail) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Ernst & Young [member]
Auditor's remuneration [abstract]
Auditors Remuneration	€ 0	€ 0	€ 0